Finance result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Income from financial investments	R$ 59,381	R$ 73,672	R$ 67,810
Interest received	43,417	33,450	27,197
Other	8,485	3,520	7,035
Finance income	111,283	110,642	102,042
Interest expense	(254,386)	(285,447)	(200,081)
Interest expense on lease liabilities	(111,966)	(100,849)	(88,571)
Financial discounts	(33,240)	(30,891)	(24,092)
Bank fees	(4,436)	(7,163)	(8,623)
Taxes on financial transactions (IOF)	(975)	(1,947)	(178)
Other	(53,739)	(31,319)	(28,348)
Finance expenses	(458,742)	(457,616)	(349,893)
Net finance result	R$ (347,459)	R$ (346,974)	R$ (247,851)